Annual Fund Operating Expenses - First Trust Dow Jones International Internet ETF - First Trust Dow Jones International Internet ETF	Feb. 01, 2021
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%